Form N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust II
Entity Central Index Key	0002025968
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Jun. 22, 2026